NOTES AND CONVERTIBLE NOTES PAYABLE - Additional Information (Details)								1 Months Ended					3 Months Ended					4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 03, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 19, 2025 USD ($)	Aug. 19, 2024 USD ($) Days	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) shares	Jan. 31, 2023 shares	Apr. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares		Apr. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Nov. 30, 2023 $ / shares	Jun. 12, 2023 shares
Debt Conversion [Line Items]
Interest rate percentage																									7.00%
Stock issued																$ 200,000					$ 200,000
Loss on extinguishment of debt													$ 5,497,516	$ 1,303,969	$ 10,293,834	0			$ 10,293,834	$ 11,597,803	$ 20,504,307		$ 0
Proceeds from convertible debt																							$ 4,100,000
Change in fair value of debt													(256,522)			$ 0
Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares		9,360,888
Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity	Mar. 01, 2026
Stock issued	$ 1,500,000
Debt instrument face amount									$ 307,320				307,320
Debt Conversion, Description	conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date;
Conversion price equal to discount on lowest volume-weighted average price	20.00%
Volume-weighted Average Price of Conversion Period	5 days
Percentage of common stock conversion, amount equal to outstanding	19.90%
Convertible notes fair value									2,207,800				2,207,800
Proceeds from convertible debt													707.8
Indigo Capital Convertible Notes [Member] | General and Administrative Expense [Member]
Debt Conversion [Line Items]
Transaction costs expensed													20,000
Indigo Capital Exchange Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt													2,123,403
Convertible notes fair value									$ 3,003,300				3,003,300
Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount	$ 1,578,495
Common Stock [Member]
Debt Conversion [Line Items]
Shares issued | shares							91,899									40,000	[1]				40,000	[2],[3]
Stock issued																$ 4	[1]				$ 4	[2]
Conversion of convertible securities to common stock, shares | shares							34,045																32,500	[2],[3]
Common Stock [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion of convertible securities to common stock, shares | shares									4,313,272
Convertible notes fair value									$ 907,578				907,578
Change in fair value of debt													$ 124,014
Junior Note Warrants [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares					550,000
Subsequent Event [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Shares issued | shares																		9,186,581
Debt instrument face amount								$ 411,865										$ 411,865
Subsequent Event [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity	Mar. 01, 2026		Mar. 01, 2026
Stock issued	$ 1,500,000		$ 1,500,000
Debt instrument face amount			$ 1,578,495
Debt Conversion, Description			conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.
Conversion price equal to discount on lowest volume-weighted average price	20.00%		20.00%
Volume-weighted Average Price of Conversion Period	5 days		5 days
Percentage of common stock conversion, amount equal to outstanding	19.90%
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount	$ 1,578,495
Subsequent Event [Member] | Common Stock [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Shares issued | shares								9,090,959
Junior Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage					10.00%
Promissory notes, principal amount					$ 5,500,000
Maturity period after issuance					12 months
Investment, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:SecuredOvernightFinancingRateSofrMember
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					SOFR [Member]
Percentage of warrant exercisable on common stock					100.00%
Percentage of maximum aggregate outstanding common stock					19.90%
Common stock, exercisable price per share | $ / shares					$ 5
Original issue discount					$ 500,000
Aggregate fair value of warrants					2,668,169
Credit facility minimum closing in principal amount					$ 20,000,000
Investment interest rate if not repaid within nine months after issuance					12.00%
Investment interest rate if not repaid within six months after issuance					9.00%
Additional warrant coverage					25.00%
Percentage of trading price					120.00%
Minimum consecutive trading days | Days					20
Maximum consecutive trading days | Days					30
Conversion of shares | shares													9,186,581
Principal extinguishment of debt													$ 411,865
Loss on extinguishment of debt													1,174,519
Junior Notes And Warrants Purchase Agreements [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock price over warrant exercise price					200.00%
Junior Notes And Warrants Purchase Agreements [Member] | SOFR [Member]
Debt Conversion [Line Items]
Investment interest rate if not repaid within nine months after issuance					12.00%
Investment interest rate if not repaid within six months after issuance					9.00%
Senior Convertible Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount						$ 687,315
Convertible promissory notes, amount						$ 9,225,000
Percentage of principal to be prepaid																							150.00%
Conversion price per share | $ / shares																									$ 27.52
Senior Convertible Notes And Warrants Purchase Agreements [Member] | Maximum [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares						47,238																				287,972
August 2024 Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage				15.00%
Promissory notes, principal amount				$ 673,000
Promissory notes discount amount				$ 25,000
Principal and accrued interest due at maturity				Feb. 06, 2025
Fixed price				$ 2.03
Percentage of lowest daily volume weighted-average price				80.00%
Effective interest rate																					180.20%
Convertible Note Derivative Liability									179,000				$ 179,000								$ 179,000
Deferred financing costs				$ 114,800
Principal amount																					537,375
Percentage of maximum aggregate outstanding common stock				19.90%
Minimum consecutive trading days | Days				10
Conversion of shares | shares													1,878,620
Principal extinguishment of debt													$ 389,375
Loss on extinguishment of debt									12,303				2,123,403
August 2024 Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity	Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price	33.33%
Volume-weighted Average Price of Conversion Period	5 days
August 2024 Convertible Notes [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount	$ 894,708
Additional August 2024 Convertible Notes [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount				$ 687,315
Principal and accrued interest due at maturity				Feb. 06, 2025
Deferred financing costs				$ 40,657
Principal amount																					687,315
Percentage of trading price				25.00%
Promissory Note [Member]
Debt Conversion [Line Items]
Interest rate percentage												8.00%
Principal and accrued interest due at maturity												Oct. 30, 2025
Principal amount												$ 1,053,824									$ 1,053,824
Senior and Junior Notes [Member]
Debt Conversion [Line Items]
Conversion of shares | shares																					19,234,912
Principal extinguishment of debt																					$ 5,645,471
Loss on extinguishment of debt																					20,504,307
Junior and Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Principal extinguishment of debt													8,961,872
Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt													1,682,641
Senior Convertible Notes [Member] | Related Party [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt													27,139
Liqueous Promissory Note [Member]
Debt Conversion [Line Items]
Interest rate percentage												8.00%
Principal and accrued interest due at maturity												Oct. 30, 2025
Principal amount									1,053,824			$ 1,053,824	1,053,824								$ 1,053,824
TAG Promissory Note [Member]
Debt Conversion [Line Items]
Basis spread margin on variable rate											10.00%
Principal and accrued interest due at maturity											Jan. 31, 2026
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]											us-gaap:SecuredOvernightFinancingRateSofrMember
Principal amount									$ 545,000		$ 545,000		$ 545,000
February Two Thousand Twenty Five Pre Funded Warrants [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares										6,406,225

[1]	(1) Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.